Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Commitments and Contingencies
10. Commitments and Contingencies
Leases
The Company’s commitments under its leases are described in Note 9.
Collaboration Agreement
In March 2018, the Company entered into a collaboration agreement with Heidelberg Pharma Research GmbH (“HDPR”) whereby the parties agreed to combine the Company’s stem cell platform with proprietary antibodies across up to four exclusive targets with HDPR’s proprietary Antibody Targeted Amanitin Conjugates platform. Under the agreement, the Company could pay upfront technology access fees, research exclusivity fees and payment for research support. Additionally, upon the exercise of certain license rights, the Company may have been obligated to pay HDPR development, regulatory and commercial milestone payments of up to $83.5 million per target as well as royalties on net sales of products licensed under the agreement. During each of the three months ended March 31, 2023 and 2022, the Company recorded $0.4 million of research and development expense related to this agreement for upfront technology access fees, research exclusivity fees and research support. During the three months ended March 31, 2023, the Company did not incur any expense related to the achievement of these milestones.
During the three months ended March 31, 2022, the Company recorded $2.0 million of research and development expense related to the achievement of a development milestone. In April 2023, this collaboration agreement was terminated.
Intellectual Property Licenses
The Company had a license agreement with the President and Fellows of Harvard College (“Harvard”), entered into in November 2016, for an exclusive, worldwide, royalty-bearing license for certain technologies related to conditioning and mobilization. Under the agreement, the Company was obligated to pay Harvard maintenance fees of $0.1 million annually and to reimburse qualified expenses related to the patents. The Company was also obligated to pay milestone payments of up to $7.4 million for the first two licensed products upon the achievement of certain development and regulatory milestones and to pay royalties on a product-by-product
and
country-by-country
basis on net sales of products licensed under the agreement. During the three months ended March 31, 2023 and 2022, the Company did not incur any expense related to the achievement of these milestones. In April 2023, this agreement was amended and restated and a portion of the license agreement related to certain conditioning technology was assigned to a third party in connection with the sale of certain conditioning assets of the Company (see Note 13).
In November 2022, the Company entered into a license agreement with ImmunoGen, Inc. (“ImmunoGen”), for an exclusive, worldwide, royalty-bearing license for certain technology related to one of the Company’s conditioning programs. Upon execution of the agreement, the Company made a nonrefundable payment of $4.4 million in partial consideration for the license. Under the agreement, the Company was also obligated to pay milestone payments of up to $125.0 million in the aggregate upon the achievement of certain development, regulatory and sales-based milestones and to pay single-digit royalties on a product-by-product
and
country-by-country
basis on net sales of products licensed under the agreement. During the three months ended March 31, 2023, the Company did no
t incur any expense related to the achievement of these milestones. Effective December 29, 2022, Michael Vasconcelles, a member of the Company’s board of directors, joined ImmunoGen as Executive Vice President of Research, Development, and Medical Affairs (see Note 12). In April 2023, this license agreement was assigned to a third party in connection with the sale of certain conditioning assets of the Company (see Note 13).
Strategic Financial Advisor
In February 2023, the Company entered into an agreement with an advisor to act as the Company’s exclusive strategic financial advisor in connection with a potential strategic transaction including but not limited to an acquisition, merger, business combination or other transaction. Upon the consummation of any such transaction, the Company has agreed to pay the advisor a success fee of 1% of the transaction value with a minimum fee of $1.5 million. During the three months ended March 31, 2023, the Company did not record any expense related to this agreement.
Indemnification Agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and senior management that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not aware of any claims under indemnification arrangements, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of March 31, 2023.
Legal Proceedings
The Company is not currently a party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses the costs related to its legal proceedings as they are incurred.

9. Commitments and Contingencies
Leases
The Company’s commitments under its leases are described in Note 8.
Collaboration Agreement
In March 2018, the Company entered into a collaboration agreement with Heidelberg Pharma Research GmbH (“HDPR”) whereby the parties agreed to combine the Company’s stem cell platform with proprietary antibodies across up to four exclusive targets with HDPR’s proprietary Antibody Targeted Amanitin Conjugates platform. Under the agreement, the Company may pay upfront technology access fees, research exclusivity fees and payment for research support. Additionally, upon the exercise of certain license rights, the Company may be obligated to pay HDPR development, regulatory and commercial milestone payments of up to $83.5 million per target as well as royalties on net sales of products licensed under the agreement. During each of the years ended December 31, 2022 and 2021, the Company recorded $0.4 million of research and development expense related to this agreement for upfront technology access fees, research exclusivity fees and research support. During the year ended December 31, 2022, the Company recorded $2.0 million of research and development expense related to the achievement of a development milestone. During the year ended December 31, 2021, the Company did not incur any expense related to the achievement of these milestones.
Intellectual Property Licenses
The Company has a license agreement with the President and Fellows of Harvard College (“Harvard”), entered into in November 2016, for an exclusive, worldwide, royalty-bearing license for certain technologies related to conditioning and mobilization. The Company is obligated to pay Harvard maintenance fees of $0.1 million annually and to reimburse qualified expenses related to the patents. The Company is also obligated to pay milestone payments of up to $7.4 million for the first two licensed products upon the achievement of certain development and regulatory milestones and to pay royalties on a product-by-product
and
country-by-country
basis on net sales of products licensed under the agreement. During the year ended December 31, 2022, the Company did not incur any expense related to the achievement of these milestones. During the year ended December 31, 2021, the Company recorded $0.1 million of expense related to the achievement of one of these milestones.
In November 2022, the Company entered into a license agreement with ImmunoGen, Inc. (“ImmunoGen”), for an exclusive, worldwide, royalty-bearing license for certain technology related to one of the Company’s conditioning programs. Upon execution of the agreement, the Company made a nonrefundable payment of $4.4 million in partial consideration for the license. The Company is also obligated to pay milestone payments of up to $125.0 million in the aggregate upon the achievement of certain development, regulatory and sales-based milestones and to pay single-digit royalties on a product-by-product
and
country-by-country
basis on net sales of products licensed under the agreement. During the year ended December 31, 2022, the Company did not incur any expense related to the achievement of these milestones. Effective December 29, 2022, Michael Vasconcelles, a member of the Company’s board of directors, became ImmunoGen’s Executive Vice President of Research, Development, and Medical Affairs (see Note 12).

The Company has agreements with third parties in the normal course of business, under which it can license certain developed technologies. If the Company exercises its rights to license the respective technologies, it may be subject to additional fees and milestone payments. During the year ended December 31, 2022, the Company recorded research and development expense of $0.1 million related to the license of certain developed technologies under these agreements. During the year ended December 31, 2021, the Company did not incur any expense related to these licenses.
Indemnification Agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and senior management that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not aware of any claims under indemnification arrangements, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2022.
Legal Proceedings
The Company is not currently a party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses the costs related to its legal proceedings as they are incurred.